LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 4.32%
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$378,486	$365,723
AmeriCredit Automobile Receivables Trust
Series 2021-3 A-3	08/18/2026	0.76%	1,000,000	957,319
Series 2021-2 A3	12/18/2026	0.34%	930,000	898,940
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	595,000	565,258
CarMax Auto Owner Trust, 2021-3	06/15/2026	0.55%	2,650,000	2,522,941
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	900,000	871,622
Series 2021-P4 A-3	01/10/2027	1.31%	1,230,000	1,158,316
Carvana Auto Receivables Trust 2022-P3, 2022-P3	11/10/2027	4.61%	1,925,000	1,891,183
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	645,125	549,476
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	3.23%	788,487	751,034
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	1,050,000	1,009,067
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	626,822	608,941
Series 2021-3 A3	06/16/2026	0.48%	1,000,000	953,843
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	371,837	348,216
Honda Auto Receivables Owner Trust, 2020-3 A3	10/18/2024	0.37%	923,241	903,128
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	917,484	894,984
Invitation Homes Trust
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	3.69%	416,586	411,041
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	4.09%	668,169	662,175
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	810,831	767,798
PFS Financing Corp.
Series 2020-G A (a)	02/17/2026	0.97%	500,000	471,476
Series 2022-D (a)	08/16/2027	4.27%	1,200,000	1,162,348
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	796,000	689,961
Santander Drive Auto Receivables Trust
Series 2021-4 A3	08/15/2025	0.51%	954,783	948,297
Series 2022-1 A-3	11/17/2025	1.94%	2,000,000	1,958,871
Santander Drive Auto Receivables Trust 2022-6, A-3	11/16/2026	4.49%	1,150,000	1,142,229
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	1,017,313	852,559
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	1,090,000	1,049,562
Verizon Owner Trust
Series 2019-B A1A	12/20/2023	2.33%	7,560	7,554
Series 2020-A A1A	07/20/2024	1.85%	397,741	395,620
Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	950,000	900,453
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	227,750	221,327
TOTAL ASSET BACKED SECURITIES (Cost $28,021,482)				26,891,262

CORPORATE BONDS: 9.67%
Aerospace & Defense: 0.08%
Boeing Co.	02/04/2026	2.20%	540,000	480,138

Auto Manufacturers: 0.31%
General Motors Financial Co., Inc.	10/15/2024	1.20%	265,000	243,321
General Motors Financial Co., Inc.	06/20/2025	2.75%	795,000	732,416
Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	250,000	235,503
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	425,000	404,646
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	375,000	329,364
				1,945,250
Banks: 4.59%
Banco Santander SA (b)	02/23/2023	3.13%	540,000	535,896
Banco Santander SA (b)	03/24/2025	3.50%	400,000	381,052
Banco Santander SA (b)	05/28/2025	2.75%	230,000	210,331
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	3,130,000	2,909,908
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,130,000	1,003,135
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	1,655,000	1,442,170
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	625,000	588,318
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	750,000	699,238
Canadian Imperial Bank (b)	04/07/2027	3.45%	495,000	455,397
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	980,000	908,221
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	925,000	904,376
Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	525,000	479,737
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	570,000	487,808
Credit Suisse AG (b)	05/05/2023	1.00%	715,000	697,125
Credit Suisse AG (b)	08/09/2023	0.52%	455,000	435,711
Credit Suisse AG (b)	07/09/2027	5.00%	400,000	369,339
Deutsche Bank NY (b)	05/28/2024	0.90%	310,000	286,397
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	550,000	510,841
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	1,260,000	1,231,877
Goldman Sachs Group, Inc.	03/15/2024	3.00%	625,000	607,427
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	1,020,000	971,868
Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	445,000	397,058
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	695,000	599,838
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	300,000	266,827
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	965,000	864,253
ING Groep NV (b)	04/09/2024	3.55%	540,000	526,332
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	525,000	497,783
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	1,220,000	1,129,711
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	1,645,000	1,423,062
JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	700,000	595,021
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	545,000	505,624
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	475,000	437,297
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	450,000	426,984
Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	1,155,000	984,082
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	400,000	367,476
Royal Bank of Canada (b)	07/26/2024	3.97%	500,000	491,268
Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	300,000	297,070
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	250,000	232,729
Toronto-Dominion Bank (b)	06/06/2025	3.77%	470,000	454,192
Toronto-Dominion Bank (b)	09/10/2026	1.25%	575,000	492,546
UBS AG/London (a)(b)	06/01/2023	0.38%	440,000	426,501
UBS AG/London (a)(b)	08/09/2024	0.70%	600,000	554,332
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	192,984
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	250,000	240,982
				28,520,124
Cosmetics & Personal Care: 0.20%
GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	1,295,000	1,222,575

Diversified Financial Services: 1.36%
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	700,000	665,056
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	1,040,000	950,417
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	850,000	798,879
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	385,000	329,362
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	500,000	486,457
Charles Schwab Corp.	03/03/2027	2.45%	395,000	354,632
Private Export Funding Corp.	11/15/2022	2.05%	4,680,000	4,672,006
Private Export Funding Corp.	06/15/2025	3.25%	200,000	192,577
				8,449,386
Electric: 0.13%
Eversource Energy	08/15/2025	0.80%	80,000	70,754
Southern California Edison Co.	04/01/2024	1.10%	650,000	612,558
Southern California Edison Co.	02/01/2026	1.20%	135,000	118,844
				802,156
Entertainment: 0.21%
Warnermedia Holdings, Inc. (a)	03/15/2025	3.64%	735,000	696,468
Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	660,000	591,415
				1,287,883
Food: 0.04%
Conagra Brands, Inc.	08/11/2023	0.50%	245,000	236,008

Healthcare - Products: 0.42%
Baxter International, Inc.	11/29/2024	1.32%	1,205,000	1,112,174
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	485,000	458,737
PerkinElmer, Inc.	09/15/2024	0.85%	1,150,000	1,066,729
				2,637,640
Healthcare - Services: 0.04%
HCA, Inc. (a)	03/15/2027	3.13%	265,000	234,705

Information: 0.06%
Comcast Corp.	03/01/2026	3.15%	370,000	348,671

Insurance: 0.54%
Equitable Financial Life Global (a)	11/17/2023	0.50%	150,000	142,829
Equitable Financial Life Global (a)	07/07/2025	1.40%	490,000	441,348
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	645,000	599,311
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	475,000	426,137
Principal Life Global Funding II (a)	04/12/2024	0.75%	595,000	555,403
Principal Life Global Funding II (a)	01/12/2026	0.88%	485,000	422,013
Protective Life Global Funding (a)	07/05/2024	0.78%	845,000	781,500
				3,368,541
Miscellaneous Manufacturing: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	260,000	244,261

Packaging & Containers: 0.17%
Amcor Finance, Inc.	04/28/2026	3.63%	620,000	579,157
Berry Global, Inc.	02/15/2024	0.95%	480,000	451,057
				1,030,214
Pharmaceuticals: 0.45%
AbbVie, Inc.	11/21/2024	2.60%	1,195,000	1,137,545
AbbVie, Inc.	05/14/2026	3.20%	235,000	219,752
Astrazeneca Finance LLC	05/28/2024	0.70%	740,000	693,309
Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	750,000	745,163
				2,795,769
Pipelines: 0.27%
Enbridge, Inc. (b)	02/14/2025	2.50%	275,000	258,325
Energy Transfer Operating LP	05/15/2025	2.90%	150,000	139,543
MPLX LP	03/01/2026	1.75%	545,000	477,032
ONEOK, Inc.	09/01/2024	2.75%	245,000	232,872
TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	630,000	580,654
				1,688,426
Real Estate Investment Trusts: 0.14%
Brixmor Operating Partnership LP	06/15/2024	3.65%	250,000	241,310
SITE Centers Corp.	02/01/2025	3.63%	190,000	179,620
SITE Centers Corp.	06/01/2027	4.70%	505,000	468,256
				889,186
Retail: 0.12%
Genuine Parts Co.	02/01/2025	1.75%	160,000	147,723
Walmart, Inc.	09/09/2025	3.90%	615,000	604,019
				751,742
Software: 0.10%
VMware, Inc.	08/15/2024	1.00%	670,000	619,770

Telecommunications: 0.26%
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	435,000	399,410
Verizon Communications, Inc.	11/20/2025	0.85%	995,000	871,941
Verizon Communications, Inc.	03/20/2026	1.45%	370,000	326,128
				1,597,479
Transportation: 0.16%
Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	1,095,000	1,012,889
TOTAL CORPORATE BONDS (Cost $64,095,250)				60,162,813

MORTGAGE BACKED SECURITIES: 6.39%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	3.82%	278,284	275,370
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	3.97%	600,000	574,445
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	370,345
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	24,186	21,610
BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	4.00%	1,250,000	1,216,702
BIG Commercial Mortgage Trust, 2022-BIG A (TSFR1M + 1.342%) (a)(c)	02/15/2039	4.19%	1,400,000	1,346,949
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	3.77%	335,000	320,394
BX Commercial Mortgage Trust
Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	3.55%	410,000	391,517
Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	3.74%	389,044	383,174
Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	3.74%	1,000,000	957,412
Comm Mortgage Trust
Series 2013-CR6 A4	03/10/2046	3.10%	185,000	184,233
Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	993,190
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	185,000	183,745
Series 2013-CR11 B (d)	08/12/2050	5.28%	575,000	567,505
Connecticut Avenue Securities Trust
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	3.13%	802,485	784,594
Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	3.28%	390,646	383,293
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	4.28%	1,108,421	1,097,688
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	1,182,530	1,169,983
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	3.80%	1,000,000	986,243
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	3.94%	950,000	900,020
EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	3.57%	950,000	902,600
Fannie Mae Aces, 2014-M11 1A (d)	08/25/2024	3.23%	475,107	462,439
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	3.53%	194,057	192,130
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	3.18%	516,853	506,069
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	3.93%	43,417	42,338
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	3.28%	1,400,473	1,360,308
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	1,122,065	1,118,991
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	4.28%	1,053,916	1,046,021
Freddie Mac STACR REMIC Trust 2021-DNA6, 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	3.78%	150,000	136,125
Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	4.08%	544,009	534,421
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	3.13%	1,100,000	1,071,358
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	3.58%	1,128,392	1,108,394
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	5.48%	381,336	369,942
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	220,552	216,927
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	627,599	613,427
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	239,425	231,853
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	495,495	474,185
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	3.62%	750,000	723,392
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	4.07%	950,000	921,082
GS Mortgage Securities Trust
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	959,196
Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	943,887
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP (TSFR1M + 0.597%) (a)(c)	04/15/2037	3.44%	1,000,000	954,048
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	3.62%	803,162	777,924
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	507,974
Series 2014-C22 AS	09/17/2047	4.11%	685,000	658,650
Series 2013-C10 AS	12/17/2047	3.37%	200,000	198,188
MTN Commercial Mortgage Trust, 2022-LPFL A (TSFR1M + 1.397%) (a)(c)	03/15/2039	4.24%	1,500,000	1,458,786
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	995,645
OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	3.53%	514,031	481,365
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	3.70%	1,000,000	959,904
SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	4.50%	1,205,738	1,171,063
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	3.64%	1,250,000	1,196,764
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	86,439	83,449
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	247,390	238,566
Wells Fargo Commercial Mortgage Trust, 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	956,540
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	165,000	162,493
Series 2013-C14 A5	06/15/2046	3.34%	185,000	182,732
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	963,129
Series 2013-C12 AS	03/17/2048	3.56%	780,000	774,255
TOTAL MORTGAGE BACKED SECURITIES (Cost $41,243,670)				39,764,972

MUNICIPAL BONDS: 0.37%
City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	541,207
Forsyth County School District	02/01/2024	0.92%	230,000	220,567
Pennsylvania State University	09/01/2023	1.35%	940,000	915,966
State of Hawaii	08/01/2025	1.03%	720,000	653,521
TOTAL MUNICIPAL BONDS (Cost $2,445,000)				2,331,261

U.S. GOVERNMENT AGENCY ISSUES: 3.53%
Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,217,409
Federal Farm Credit Banks	11/09/2023	0.40%	2,100,000	2,010,686
Federal Farm Credit Banks	12/01/2023	0.50%	3,480,000	3,330,716
Federal Farm Credit Banks	02/14/2025	1.75%	2,680,000	2,526,052
Federal Home Loan Banks	06/14/2024	1.75%	2,200,000	2,106,722
Federal Home Loan Banks	12/20/2024	1.00%	1,980,000	1,840,924
Federal Home Loan Banks	04/14/2025	0.50%	1,700,000	1,543,319
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	1,330,000	1,297,423
Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,641,219
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	514,871
Federal National Mortgage Association	07/10/2023	0.25%	2,000,000	1,942,553
Federal National Mortgage Association	07/02/2024	1.75%	1,000,000	957,688
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $23,016,201)				21,929,582

U.S. GOVERNMENT NOTES: 15.20%
United States Treasury Note	01/15/2024	0.13%	1,955,000	1,853,279
United States Treasury Note	05/15/2024	0.25%	15,000	14,056
United States Treasury Note	06/15/2024	0.25%	3,170,000	2,961,349
United States Treasury Note	09/15/2024	0.38%	1,175,000	1,090,363
United States Treasury Note	09/30/2024	1.50%	8,095,000	7,676,337
United States Treasury Note	02/15/2025	7.63%	900,000	967,289
United States Treasury Note	04/15/2025	2.63%	17,670,000	16,973,554
United States Treasury Note	05/31/2025	0.25%	39,425,000	35,470,180
United States Treasury Note	06/15/2025	2.88%	5,245,000	5,059,786
United States Treasury Note	07/15/2025	3.00%	10,470,000	10,121,545
United States Treasury Note	09/15/2025	3.50%	12,575,000	12,320,553
TOTAL U.S. GOVERNMENT NOTES (Cost $97,724,598)				94,508,291

SHORT TERM INVESTMENT: 49.95%
MONEY MARKET FUND: 49.95%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.88% (e)(f)^			310,629,983	310,629,983
TOTAL MONEY MARKET FUND (Cost $310,629,983)				310,629,983
TOTAL SHORT TERM INVESTMENT (Cost $310,629,983)				310,629,983

TOTAL INVESTMENTS (Cost $567,176,184): 89.45%				556,218,164
Other Assets in Excess of Liabilities: 10.55% (g)				65,635,545
TOTAL NET ASSETS: 100.00%				$621,853,709

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities total $49,638,960 which represents 7.98% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.
(f)	All or a portion of this security is pledged as collateral for derivative contracts. At September 30, 2022, the value of this collateral totals $371,619.
(g)	Includes assets pledged as collateral and deposits with broker for derivative contracts. At September 30, 2022, the value of these assets totals $49,640,078.
^	Holdings is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://sec.gov.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR30	30 Day Average Secured Overnight Financing Rate
TSFR1	1 Month Average Secured Overnight Financing Rate
TSFR3	3 Month Average Secured Overnight Financing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
September 30, 2022 (Unaudited)

			Currency to be Received		Currency to be Delivered
	Notional	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Settlement Date	Abbreviation	September 30, 2022	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$43,654,070	12/23/2022	CHF	$43,390,419	USD	$43,654,070	$–	$(263,651)
	79,873,980	12/23/2022	EUR	78,875,972	USD	79,873,980	–	(998,008)
	66,162,949	12/23/2022	GBP	67,792,422	USD	66,162,949	1,629,473	–
	37,735,622	12/23/2022	MXN	37,575,651	USD	37,735,622	–	(159,971)
	2,022,983	12/23/2022	NZD	1,976,575	USD	2,022,983	–	(46,408)
Total Purchase Contracts				229,611,039		229,449,604	1,629,473	(1,468,038)

Sale Contracts:
	$25,707,521	12/23/2022	USD	$24,504,628	AUD	$25,707,521	$1,202,893	$–
	18,643,671	12/23/2022	USD	17,827,726	CAD	18,643,671	815,945	–
	94,147,067	12/23/2022	USD	91,842,458	CHF	94,147,067	2,304,609	–
	113,458,355	12/23/2022	USD	111,355,649	EUR	113,458,355	2,102,706	–
	97,120,263	12/23/2022	USD	93,709,470	GBP	97,120,263	3,410,793	–
	69,263,680	12/23/2022	USD	68,675,827	JPY	69,263,680	587,853	–
	57,302	12/23/2022	USD	57,304	MXN	57,302	–	(2)
	46,006,287	12/23/2022	USD	43,014,293	NZD	46,006,287	2,991,994	–
Total Sale Contracts				450,987,355		464,404,146	13,416,793	(2)
Net Forward Currency Contracts				$(221,376,316)		$(234,954,542)	$15,046,266	$(1,468,040)
Net Unrealized Appreciation							$13,578,226

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2022.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
10 Yr Mini JGB	13	Dec-22	$1,334,402	$1,332,590	$1,812	$-
3 Mo Euro Euribor	873	Dec-23	207,392,685	209,463,083	-	(2,070,398)
Aluminum (a)	2	Dec-22	108,050	121,580	-	(13,530)
Brent Crude	68	Oct-22	5,789,520	6,129,227	-	(339,707)
CAC 40 10 Euro Index	141	Oct-22	7,964,380	8,587,560	-	(623,180)
Coffee	49	Dec-22	4,070,981	4,186,833	-	(115,852)
Copper (a)	5	Dec-22	947,375	992,801	-	(45,426)
Corn	738	Dec-22	24,999,750	23,957,873	1,041,877	-
Cotton No.2	154	Dec-22	6,571,180	7,879,524	-	(1,308,344)
Dollar	154	Dec-22	17,260,936	16,910,259	350,677	-
Dow Jones Industrial Average Mini E-Cbot Index	74	Dec-22	10,656,370	12,024,662	-	(1,368,292)
FTSE 100 Index	277	Dec-22	21,385,370	22,615,026	-	(1,229,656)
Gasoline RBOB	61	Oct-22	6,071,428	6,169,964	-	(98,536)
Heating Oil	55	Oct-22	7,441,896	7,505,463	-	(63,567)
Japanese 10 Yr Bond	153	Dec-22	156,773,993	157,032,955	-	(258,962)
Low Sulphur Gasoil	98	Nov-22	9,229,150	9,567,815	-	(338,665)
Nasdaq 100 E-Mini Index	37	Dec-22	8,166,270	9,488,264	-	(1,321,994)
Natural Gas	80	Oct-22	5,412,800	6,123,674	-	(710,874)
Nikkei 225 Index	178	Dec-22	31,902,992	33,699,915	-	(1,796,923)
Russell 2000 Mini Index	117	Dec-22	9,768,330	11,138,775	-	(1,370,445)
S&P 500 E-Mini Index	86	Dec-22	15,486,450	17,758,739	-	(2,272,289)
Soybean	271	Nov-22	18,492,363	19,807,708	-	(1,315,345)
Soybean Meal	246	Dec-22	9,913,800	9,792,945	120,855	-
Soybean Oil	215	Dec-22	7,941,240	9,364,728	-	(1,423,488)
Swiss Franc	307	Mar-24	80,784,512	82,039,137	-	(1,254,625)
Tokyo Price Index	203	Dec-22	25,751,952	26,707,868	-	(955,916)
WTI Crude	111	Oct-22	8,823,390	9,668,724	-	(845,334)
Zinc (a)	148	Dec-22	11,037,100	12,969,687	-	(1,932,587)
Total Purchase Contracts					1,515,221	(23,073,935)

Sale Contracts:
Aluminum (a)	(162)	Dec-22	$8,752,050	$9,534,696	$782,646	$-
Australian 10 Yr Bond	(529)	Dec-22	39,629,400	40,425,658	796,258	-
Canadian 10 Yr Bond	(412)	Dec-22	36,861,824	37,260,649	398,825	-
Cocoa	(117)	Dec-22	2,534,334	2,339,745	-	(194,589)
Copper (a)	(140)	Dec-22	26,526,500	27,608,170	1,081,670	-
DAX Index	(37)	Dec-22	10,999,990	11,533,085	533,095	-
Euro-Bobl	(178)	Dec-22	20,890,176	21,092,438	202,262	-
Euro-Bund	(68)	Dec-22	9,229,409	9,405,900	176,491	-
Euro-Schatz	(2,607)	Dec-22	273,804,496	275,545,497	1,741,001	-
Euro-Stoxx 50 Index	(184)	Dec-22	5,977,890	6,405,431	427,541	-
Gold	(227)	Dec-22	37,954,400	39,397,269	1,442,869	-
Hang Seng Index	(277)	Oct-22	30,365,494	31,459,922	1,094,428	-
Hard Red Wheat	(61)	Dec-22	3,024,075	2,669,302	-	(354,773)
Long Gilt	(326)	Dec-22	35,088,988	38,913,779	3,824,791	-
Silver	(271)	Dec-22	25,797,845	25,515,969	-	(281,876)
Sugar	(510)	Feb-23	10,098,816	10,175,008	76,192	-
Swiss Franc	(1,242)	Mar-24	297,365,850	297,996,300	630,450	-
U.S. 10 Yr Note	(584)	Dec-22	65,444,500	68,067,701	2,623,201	-
U.S. 2 Yr Note	(1,918)	Dec-22	393,939,221	398,488,083	4,548,862	-
U.S. 5 Yr Note	(701)	Dec-22	75,362,977	76,363,408	1,000,431	-
U.S. Long Bond	(424)	Dec-22	53,596,250	56,963,704	3,367,454	-
Wheat	(86)	Dec-22	3,962,450	3,445,114	-	(517,336)
Zinc (a)	(240)	Dec-22	17,898,000	19,140,431	1,242,431	-
Total Sale Contracts					25,990,898	(1,348,574)
Total Futures Contracts					$27,506,119	$(24,422,509)
Net Unrealized Appreciation					$3,083,610

(a) London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$26,891,262	$-	$26,891,262
Corporate Bonds	-	60,162,813	-	60,162,813
Mortgage Backed Securities	-	39,764,972	-	39,764,972
Municipal Bonds	-	2,331,261	-	2,331,261
U.S. Government Agency Issues	-	21,929,582	-	21,929,582
U.S. Government Notes	-	94,508,291	-	94,508,291
Short Term Investment	310,629,983	-	-	310,629,983
Total Investments	$310,629,983	$245,588,181	$-	$556,218,164

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$161,435	$-	$161,435
Sale	-	13,416,791	-	13,416,791
Total Forward Currency Contracts	-	13,578,226	-	13,578,226
Futures Contracts
Long	(21,558,714)	-	-	(21,558,714)
Short	24,642,324	-	-	24,642,324
Total Futures Contracts	3,083,610	-	-	3,083,610
Total Other Financial Instruments	$3,083,610	$13,578,226	$-	$16,661,836

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2022.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.